Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

7. Commitments and Contingencies

Operating Leases

The Company leases approximately 22,000 square feet of office space in Chanhassen, Minnesota. The lease commenced on May 1, 2012 and extends through January 2022. In addition to the office space, the Company leases certain office furniture and equipment under operating leases through November 2018. The Company has two vehicles on 36-month leases which commenced in January 2015 and June 2015, respectively. The Company also entered into a lease agreement, in April 2014, for a total of 1,812 square feet of office space in Dallas, Texas related to the employees retained as part of its acquisition of Select Mobile Money. The lease commenced on May 1, 2014 and extends through June 30, 2017. The Company has sub-leased the Dallas, Texas office space, commencing on November 19, 2015 and expiring on June 30, 2017. The Company also has various computer leases with three year terms. The Company is recording rental expense monthly.

Rent expense pursuant to operating leases for the periods presented is as follows:

	Year Ended
(In thousands)	December 31, 2016	December 31, 2015

Rent expense	$464	$476

The Company’s headquarters office space lease calls for rent increases over the term of the lease. The Company records rent expense on a straight-line basis using the average rent for the term of the lease. The excess of the expense over cash rent paid is shown as accrued rent.

Future minimum lease payments pursuant to operating leases as of December 31, 2016 are as follows (in thousands):

2017	$292
2018	242
2019	241
2020	248
2021	255
Thereafter	22
$1,300

The Company is due approximately $17,000 in future minimum lease receivables through the expiration of its sublease on the Dallas, TX office space in 2017.

Capital Leases

The total cost of capital leased assets, net of accumulated depreciation, included in property and equipment as of December 31, 2016 and December 31, 2015 totaled approximately $575,000 and $501,000, respectively.

Future minimum lease payments pursuant to capital leases as of December 31, 2016 are as follows (in thousands):

2017	$441
2018	154
2019	89
2020	5
2021	—
Total payments remaining	689
Less: portion representing interest	(26)
Principal portion	663
Less: unamortized deferred financing costs	(46)
Capital lease balance	617
Less: current maturities of capital lease obligations	(379)
Capital lease, net of current maturities	$238

Litigation

Cachet Banq

An entity named Cachet Banq contacted the Company in December 2010 relative to their U.S. Trademark Registration No. 2,857,465 (registered on June 29, 2004) for the standard character mark “CACHET” covering “financial services, namely automated clearing house processing services for the payroll service industry.” Cachet Banq has alleged that the Company’s use of “CACHET” infringes on their federal trademark registration. On or about March 4, 2013, Cachet Banq filed a trademark infringement lawsuit against the Company in the United States District Court for the Central District of California. The parties filed cross motions for summary judgment. The initial brief was filed on May 30, 2014, replies were filed on June 26, 2014 and the court took these motions under advisement on July 8, 2014. The Company has denied that its use of the character mark “CACHET” infringes on Cachet Banq’s purported rights in their mark. On September 21, 2015, the court issued an order (1) granting Cachet Banq’s motion for summary judgment, (2) denying the Company’s motion for summary judgment, and (3) ordering the parties to submit memoranda regarding remedies. The last of those memoranda were submitted on October 12, 2015. On November 30, 2015, the Court entered an additional order providing for an additional period of discovery and additional briefing regarding remedies. Pursuant to the Court’s order, the parties engaged in a renewed period of discovery focused on remedies and submitted additional briefing. The discovery was completed and all additional briefing was submitted to the Court by April 19, 2016. According to their briefing on the remedies, Cachet Banq is not presently seeking any monetary damages as a result of the alleged infringement, but rather an injunction.

On October 27, 2016, the Court entered a judgment and permanent injunction against the Company which, effective from April 15, 2017, enjoins the Company and its officers, directors, agents, servants, employees and attorneys and all persons in active concert or participation with any of the foregoing from (i) using any mark, name, symbol, logo or other indicia that incorporates or is confusingly similar to the term “CACHET” in any way that relates to financial services, and (ii) offering for sale, soliciting sales, promoting, distributing, importing, advertising, or selling any products or services, in any medium, under any mark, name, symbol, logo or other indicia that incorporates or is confusingly similar to the term “CACHET” which in any way relate to financial services. The Company is also ordered to destroy or discard all signs, products, advertisements, packaging, literature, business cards, and any other promotional material, which feature the term “CACHET” or a term confusingly similar thereto, both physical and electronic, which are in any way related to financial services, in each case except for the permitted use described below. Under the injunction, the Company must complete its transition to a yet-to-be determined new company name by no later than April 15, 2017. The Company is permitted to reference its current name in an explanatory fashion on signs, products, advertisements, packaging, literature, business cards, and any other promotional material to introduce the new name of the Company in a font size no greater than one-third the font-size of the yet-to-be determined new company name. This permitted use provision terminates on June 30, 2017, by which date the Company must cease from using the explanatory statement in any manner and destroy or discard all materials featuring the explanatory statement. By no later than July 12, 2017, the Company must file a declaration, under penalty of perjury, setting forth in detail the manner and form in which the Company has complied with the injunction.

The Company intends to comply with the injunction and will pursue a re-branding of the Company. The Company expects that the re-branding of the Company will require it to devote significant resources to advertising and marketing new brands and will cause the Company to incur substantial costs. The Company estimates the expenses related to the re-branding will be between $200,000 and $300,000 over a six-month period during 2017. The Court denied Cachet Banq’s request for attorney’s fees and costs.

Series Subordinated Note

On March 31, 2016, the holder of the series subordinated note referred to in Note 5 “Financing Arrangements” commenced an action against the Company in Hennepin County Court in the State of Minnesota, alleging that the Company breached the terms of the note and seeking to collect alleged amounts due and owing under the note. The holder of the note alleges that the Company is in default and owes the note holder approximately $695,000 plus interest and assessments accruing after April 1, 2016. The dispute centers on the note holder’s interpretation of the agreement. Based on the note holder’s interpretation of the agreement, the note holder seeks an extraordinary amount in alleged liquidated damages (approximately $300,000 on an outstanding debt of approximately $415,000). The Company disputes the allegations of the note holder and intends to vigorously defend the claim. Among other things, the Company contends the note holder’s interpretation of the agreement is unenforceable under Minnesota law. The note holder moved for summary judgment and a hearing on that motion was held on August 9, 2016 before the Fourth Judicial District in Hennepin County in Minnesota where the Court heard both arguments and took the motion under advisement. On October 19, 2016, the Court entered an order granting in part and denying in part the motion for summary judgment. The alleged default could subject the Company to claims of default or cross default by our other lenders. At this time no other lender has asserted such a claim. If the plaintiff in this matter is successful in their lawsuit, the Company would be subject to a penalty of $500 per day for each day that the Company was in default of the note. As of December 31, 2016, the Company had accrued $176,000 related to this $500 per day penalty and is reflected in accrued interest on the consolidated balance sheets.

Trooien Capital

On or about May 24, 2016, the Company received notice from Trooien Capital alleging that the Company did not make interest payments in accordance with the terms of the Trooien Capital Note, and as a result of such alleged breach, all outstanding amounts under such notes were accelerated. Pursuant to the Trooien Capital Note, the Subsidiary granted to Trooien Capital a security interest in all of the Subsidiary’s property and assets, including all property that the Subsidiary will acquire in the future, as collateral security for the payment and performance of the Subsidiary’s obligations under the Trooien Capital Note. On or about May 27, 2016, the Subsidiary filed a verified complaint with the Fourth District Court of Hennepin County in Minnesota naming Trooien Capital as a defendant and seeking a declaratory judgment against Trooien Capital with respect to this claim. On June 10, 2016, Trooien Capital answered the Subsidiary’s complaint and asserted counterclaims. On June 20, 2016, Trooien Capital moved to appoint a receiver for the Subsidiary. On June 30, 2016, the Company filed a notice of motion and motion to dismiss a portion of the counterclaims. On July 19, 2016, the Company filed with the Fourth District Court of Hennepin County in Minnesota a memorandum of law and supporting documents requesting that the Court deny Trooien Capital’s motion to appoint a receiver for the Subsidiary. On October 18, 2016, a hearing on the motions was held and the Court took both motions under advisement. On October 21, 2016, the Court entered an order denying Trooien Capital’s motion to appoint a receiver and denying the Company’s motion to dismiss a portion of Trooien Capital’s counterclaims.

On December 20, 2016, the Company entered into a settlement agreement and full release with Trooien Capital, pursuant to which the Company agreed to pay to Trooien Capital a total of $3.1 million and to issue a warrant to purchase 500,000 shares of the Company’s common stock at the lower of $5.55 per share and 80% of the Company’s per share price in the next underwritten public offering, in settlement of the Trooien Capital Note, plus interest accrued but unpaid thereon. In exchange for the settlement payment and warrants, Trooien Capital, within one business day after receipt of the settlement payment and warrants, agreed to take all necessary steps to remove, terminate or otherwise release any and all interest in any tangible or intangible assets of the Subsidiary. The Company fully repaid the $3.1 million due to Trooien Capital as of December 23, 2016.

Financial Service Agreements

In August 2015, the Company entered into an agreement with a firm to provide investor relations and financial advisory services. The initial six-month term of the agreement required the issuance of 26,667 shares of the Company’s common stock and payments totaling $30,000. After the initial six-month term, the Company had the option to extend for an additional six months which required issuing the firm additional shares of common stock and payment totaling $30,000. In February 2016, the Company renewed the services agreement and issued the firm an additional 31,000 shares of common stock for another six months of investor relations and financial advisory services. The Company renewed the services agreement further in August 2016 and issued to the firm an additional 12,000 shares of common stock.

In January 2016, the Company entered into an agreement with an independent contractor to provide investor relations, capital raising services and other consulting duties. The agreement requires annual compensation for services of $100,000 as well as discretionary bonuses paid in cash or stock based on the consultant’s ability to complete particular projects for the Company. The term of this agreement is for 12 months commencing on January 1, 2016. The agreement is cancelable by either party with a 30-day notice.